Share-based Payments - Schedule of Number and Contractual Life of Performance Options (Details) - Performance Options	Mar. 31, 2018 CAD ($) shares yr	Mar. 31, 2017 shares	Feb. 29, 2016 shares
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Exercise price | $	$ 1.55
Options outstanding, Weighted remaining contractual life outstanding | yr	2.55
Options outstanding, Number of options outstanding | shares	325,000	475,000	625,000
Exercisable options, Weighted number of options exercisable | shares	325,000
Weighted average exercise price, Exercisable | $	$ 1.55